Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long Term Debt

	December 31, 2016	December 31, 2015

2019 Notes	$420,000	$420,000
Less repurchase of Notes (note 7(b))	(54,212)	(350)
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	3,910	2,259

2019 Notes (note 7(b))	363,398	415,609
Revolving Credit Facility (note 7(c))	39,200	40,000
Secured Term Loan (note 7(d))	24,375	33,075
Less: Deferred financing costs (note 7(f))	(7,100)	(10,611)

Balance	419,873	478,073
Less: Current portion of 2019 Notes (note 7(b))	(19,501)	(26,660)
Less: Current portion of Revolving Credit Facility (note 7(c))	—	(800)
Less: Current portion of Secured Term Loan (note 7(d))	(11,525)	(7,700)

Non-current portion of Long-Term Debt	388,847	442,913

Schedule of Repayment of Long Term Debt

Based on scheduled and estimated repayments from January 1, 2017 the long term debt will be reduced in each of the relevant periods as follows:

Year ending December 31,
2017	$31,026
2018	63,374
2019	331,458
2020	3,505
Less: original issue discount	(2,390)
Less: deferred financing costs	(7,100)

$419,873

Schedule of Deferred Financing Cost

	December 31, 2016	December 31, 2015

Opening balance	$10,611	$12,913
Expenditure in the period	—	971
Amortization included within interest expense	(3,511)	(3,273)

Closing balance	$7,100	$10,611